COMMITMENTS, CONTINGENCIES AND REGULATORY MATTERS - Lease Term and Assumption (Details)	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Weighted average remaining lease term (in years)	3 years 3 months 18 days	3 years 2 months 4 days
Weighted average discount rate	5.84%	7.01%